Going Concern (Details Narrarive) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating losses	$ 24,900	$ 7,562
Working capital deficit	2,350	5,250
Accumulated deficit	$ 32,462	$ 7,562